Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001808110
Document Type	F-1
Entity Registrant Name	DDC ENTERPRISE LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	368 9th Ave
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
Entity Address, Country	US
City Area Code	+852
Local Phone Number	2803-0688
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor